Warrants (Details) (USD $)	3 Months Ended		12 Months Ended																																3 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	May 27, 2011 Anti Dilution Adjustment [Member] Private Placement [Member] Warrants Expiring In June And August 2014 [Member] Warrant [Member]	Mar. 31, 2014 Anti Dilution Adjustment [Member] Private Placement [Member] Warrants Expiring In June And August 2014 [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Private Placement [Member] Warrants Expiring In June And August 2014 [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Private Placement [Member] Warrants Expiringin December 2014and January 2015 [Member] Warrant [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Private Placement [Member] Warrants Expiringin December 2014and January 2015 [Member]	Dec. 31, 2013 Anti Dilution Adjustment [Member] Warrants Expiring In June And August 2014 [Member] Warrant [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Warrants Expiring In June And August 2014 [Member] Warrant [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Warrants Expiring In June And August 2014 [Member]	Dec. 31, 2013 Anti Dilution Adjustment [Member] Warrants Expiringin December 2014and January 2015 [Member] Warrant [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Warrants Expiringin December 2014and January 2015 [Member] Warrant [Member]	Mar. 31, 2014 Anti Dilution Adjustment [Member] Warrants Expiringin December 2014and January 2015 [Member]	May 27, 2011 Anti Dilution Adjustment [Member] Warrants Expiringin December 2014and January 2015 [Member]	Sep. 30, 2013 Private Placement [Member] Warrants Expire In August And September 2018 [Member] Warrant [Member]	Aug. 27, 2013 Private Placement [Member] Warrants Expire In August And September 2018 [Member] Warrant [Member]	Mar. 31, 2014 Private Placement [Member] Warrants Expire In August And September 2018 [Member]	Mar. 31, 2014 2013 Private Placement Initial Closing [Member] Warrants Expire In August And September 2018 [Member]	Mar. 31, 2014 2013 Private Placement Final Closing [Member] Warrants Expire In August And September 2018 [Member]	Mar. 31, 2014 Warrants Expire In August And September 2018 [Member] Derivative Financial Instruments, Liabilities [Member]	Mar. 31, 2014 Warrants Expire In August And September 2018 [Member] Amendment [Member]	Mar. 31, 2014 Warrants Expire In August And September 2018 [Member] Warrant [Member]	Dec. 31, 2013 Warrants Expire In August And September 2018 [Member] Warrant [Member]	Mar. 31, 2014 Warrants Expire In August And September 2018 [Member] Common Stock [Member]	Mar. 31, 2014 Warrants Expire In August And September 2018 [Member]	Aug. 27, 2013 2011 Warrants Exchange Agreement [Member] Warrant [Member]	Dec. 31, 2013 Warrants Expiring In June And August 2014 [Member] Warrant [Member]	Mar. 31, 2014 Warrants Expiring In June And August 2014 [Member]	Dec. 31, 2013 Warrants Expiringin December 2014and January 2015 [Member] Warrant [Member]	Mar. 31, 2014 Warrants Expiringin December 2014and January 2015 [Member]	Mar. 31, 2014 Derivative Financial Instruments, Liabilities [Member] Warrant [Member]	Mar. 31, 2013 Derivative Financial Instruments, Liabilities [Member] Warrant [Member]	Mar. 31, 2013 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2013 Derivative Financial Instruments, Liabilities [Member]	Dec. 31, 2012 Derivative Financial Instruments, Liabilities [Member]	Aug. 27, 2013 2013 Exchange Agreement [Member] Warrant [Member]	May 31, 2011 2013 Exchange Agreement [Member] Warrant [Member]	Aug. 27, 2013 2011 Warrants Exchange Agreement [Member] Warrant [Member]	Mar. 31, 2014 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Warrants (Details) [Line Items]
Warrant Units Outstanding																							22.54		25.88
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right																								12,500	12,500	1			17,609	17,609
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)						$ 4.04				$ 4.04	$ 77.52	$ 77.52	$ 4.22	$ 83.49	$ 4.22	$ 83.49									$ 2.60	$ 2.60		$ 61.62	$ 198.78	$ 198.78	$ 248.48	$ 248.48	$ 2.00	$ 5.96				$ 2.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,269,124		7,398,470		7,740	717,905	7,740	1,022	1,022	717,905	45,152	45,152	552,186	28,934	552,186	28,934	342,250	3,417,129	2,369,000	3,417,129	342,250				2,369,000						9,722	9,722							2,369,000	565,180
Excess Of Fair Value New Warrants (in Dollars)																																						$ 2,553,318
Warrants and Rights Outstanding (in Dollars)																												84,069										2,637,387
Share Price (in Dollars per share)	$ 2.00	$ 5.96	$ 2.00	$ 2.98																																	$ 2.98	$ 2.00		$ 2.00			$ 2.00	$ 2.98
Fair Value Assumptions, Expected Volatility Rate																																			131.11%		126.91%	84.26%		119.54%
Fair Value Assumptions, Risk Free Interest Rate																																			0.10%		0.13%	1.16%		0.46%
Fair Value Assumptions, Expected Dividend Rate																																			0.00%		0.00%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Fair Value Assumptions, Expected Term																																			1 year 240 days		1 year 332 days	4 years		2 years 73 days
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)						$ 4.04				$ 4.04	$ 77.52	$ 77.52	$ 4.22	$ 83.49	$ 4.22	$ 83.49									$ 2.60	$ 2.60		$ 61.62	$ 198.78	$ 198.78	$ 248.48	$ 248.48	$ 2.00	$ 5.96				$ 2.60
Class of Warrant or Right, Outstanding	7,442,443		7,442,443			37,412				37,412			27,912		27,912								4,129,346				25.88
Warrants Not Settleable in Cash, Fair Value Disclosure (in Dollars)																								6,109,179									2,822,372	225,764									9,147,507	102,695	655,219
Proceeds from Issuance of Warrants (in Dollars)			2,553,318																																								7,962,081
Increase (Decrease) in Derivative Liabilities (in Dollars)		(118,938)																																		(274,928)	(1,656,367)				(215,956)	123,069	1,082,731	(552,524)
Unit Warrants, Number Recorded as Liability																											3.34
Derivative Liability, Fair Value, Amount Not Offset Against Collateral (in Dollars)																						8,700,000
Warrants and Unit Warrants Settleable in Cash, Fair Value Disclosure (in Dollars)	$ 1,216,420